Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 113.0	$ 125.0
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	67.6	141.9
Restricted short-term investments - Asbestos	140.9	119.7
Accounts and other receivables, net	354.8	398.4
Inventories	344.2	279.7
Prepaid expenses and other current assets	41.0	43.2
Insurance receivable - Asbestos	6.8	7.9
Workers’ compensation - Asbestos	1.8	3.2
Total current assets	1,075.1	1,124.0
Property, plant and equipment, net	1,839.6	1,457.0
Operating lease right-of-use-assets	59.4	57.8
Finance lease right-of-use-assets	2.0	2.3
Goodwill	194.9	199.5
Intangible assets, net	155.2	162.8
Restricted long-term investments - Asbestos	36.2	0.0
Insurance receivable - Asbestos	28.2	37.8
Workers’ compensation - Asbestos	16.4	18.6
Deferred income taxes	755.6	819.2
Deferred income taxes - Asbestos	298.6	360.1
Other assets	17.9	4.1
Total assets	4,479.1	4,243.2
Current liabilities:
Accounts payable and accrued liabilities	387.7	458.0
Accrued payroll and employee benefits	108.3	116.6
Operating lease liabilities	18.1	12.5
Finance lease liabilities	0.8	1.1
Accrued product warranties	5.4	6.7
Income taxes payable	15.4	9.5
Asbestos liability	119.4	132.9
Workers’ compensation - Asbestos	1.8	3.2
Other liabilities	40.4	29.4
Total current liabilities	697.3	769.9
Long-term debt	1,059.0	877.3
Deferred income taxes	93.6	86.9
Operating lease liabilities	61.1	63.1
Finance lease liabilities	1.4	1.5
Accrued product warranties	30.2	31.0
Income taxes payable	2.3	2.3
Asbestos liability	857.7	1,010.8
Workers’ compensation - Asbestos	16.4	18.6
Other liabilities	48.7	48.9
Total liabilities	2,867.7	2,910.3
Commitments and contingencies (Note 14)
Shareholders’ equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 442,056,296 shares issued and outstanding at 31 March 2023 and 445,348,933 shares issued and outstanding at 31 March 2022	230.0	232.1
Additional paid-in capital	237.9	230.4
Retained earnings	1,196.8	892.4
Accumulated other comprehensive loss	(53.3)	(22.0)
Total shareholders’ equity	1,611.4	1,332.9
Total liabilities and shareholders’ equity	$ 4,479.1	$ 4,243.2